Amplify Blockchain Technology ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 91.3%	Shares	Value
Banks - 6.6%
Customers Bancorp, Inc. (a)	309,333	$22,618,429
DBS Group Holdings Ltd.	333,703	14,631,633
NU Holdings Ltd. - Class A (a)	2,157,290	36,113,035
		73,363,097

Consumer Discretionary Distribution & Retail - 6.1%
Bed Bath & Beyond, Inc. (a)	5,693,135	31,084,517
GameStop Corp. - Class A (a)	700,800	14,072,064
MercadoLibre, Inc. (a)	11,076	22,309,944
		67,466,525

Consumer Services - 2.8%
Metaplanet, Inc. (a)	4,908,200	12,690,379
Sharplink Gaming, Inc. (a)	2,057,432	18,393,442
		31,083,821

Financial Services - 33.8% (b)
Bakkt Holdings, Inc. (a)(c)	130,123	1,306,435
Blackrock, Inc.	26,269	28,116,761
Block, Inc. (a)	376,670	24,517,450
CME Group, Inc.	89,153	24,345,901
Coinbase Global, Inc. - Class A (a)	148,755	33,639,456
Etoro Group Ltd. - Class A (a)	484,333	17,014,618
Figure Technology Solutions, Inc. - Class A (a)(c)	723,883	29,563,382
Galaxy Digital, Inc. - Class A (a)	1,919,010	42,909,064
Mastercard, Inc. - Class A	16,848	9,618,186
Orion Digital Corp. (a)	585,881	626,893
PayPal Holdings, Inc.	538,891	31,460,456
Robinhood Markets, Inc. - Class A (a)	427,896	48,395,038
SBI Holdings, Inc.	1,678,082	36,156,325
Shift4 Payments, Inc. - Class A (a)(c)	118,480	7,460,686
Visa, Inc. - Class A	24,677	8,654,471
Webull Corp. (a)	1,623,176	12,612,077
WisdomTree, Inc.	1,378,785	16,807,389
		373,204,588

Media & Entertainment - 2.2%
ROBLOX Corp. - Class A (a)	301,551	24,434,678

Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (a)	73,868	15,819,571
Broadcom, Inc.	46,975	16,258,047
NVIDIA Corp.	102,565	19,128,373
QUALCOMM, Inc.	55,661	9,520,814
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	52,338	15,904,995
		76,631,800

Software & Services - 28.5% (b)
BIGG Digital Assets, Inc. (a)	5,295,383	231,484
Bitdeer Technologies Group (a)	403,137	4,519,166
Cipher Mining, Inc. (a)	2,604,311	38,439,630
Circle Internet Group, Inc. (a)	157,283	12,472,542
Cleanspark, Inc. (a)	3,367,972	34,083,877
Core Scientific, Inc. (a)	1,790,844	26,074,689
Digital Garage, Inc.	393,019	6,789,514
Exodus Movement, Inc. - Class A (a)(c)	323,951	4,791,235
Hive Digital Technologies Ltd. (a)	4,279,036	11,039,913
Hut 8 Corp. (a)	858,598	39,443,992
International Business Machines Corp.	126,926	37,596,750
IREN Ltd. (a)	290,541	10,973,733
Opera Ltd. - ADR (c)	2,132,451	30,195,506
Riot Platforms, Inc. (a)	621,007	7,868,159
Strategy, Inc. - Class A (a)(c)	121,030	18,390,508
Terawulf, Inc. (a)(c)	2,737,594	31,454,955
		314,365,653

Technology Hardware & Equipment - 4.4%
Canaan, Inc. - ADR (a)(c)	5,685,763	3,923,177
CompoSecure, Inc. - Class A (a)	1,614,472	31,127,020
Dell Technologies, Inc. - Class C	108,781	13,693,352
		48,743,549
TOTAL COMMON STOCKS (Cost $929,012,930)		1,009,293,711

EXCHANGE TRADED FUNDS - 6.7%	Shares	Value
Bitwise Bitcoin ETF (a)	478,254	22,745,760
Fidelity Wise Origin Bitcoin Fund (a)	370,930	28,275,994
iShares Bitcoin Trust ETF (a)	457,808	22,730,167
TOTAL EXCHANGE TRADED FUNDS (Cost $89,271,910)		73,751,921

WARRANTS - 0.1%	Contracts	Value
Consumer Discretionary Distribution & Retail - 0.1%
Bed Bath & Beyond, Inc., Expires 10/07/2026, Exercise Price $15.50 (a)	479,274	316,321
GameStop Corp., Expires 10/30/2026, Exercise Price $32.00 (a)	77,665	233,771
Total Consumer Discretionary Distribution & Retail		550,092
TOTAL WARRANTS (Cost $0)		550,092

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (d)	38,812,197	38,812,197
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $38,812,197)		38,812,197

MONEY MARKET FUNDS - 2.7%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (d)	29,768,116	29,768,116
TOTAL MONEY MARKET FUNDS (Cost $29,768,116)		29,768,116

TOTAL INVESTMENTS - 104.3% (Cost $1,086,865,153)		1,152,176,037
Liabilities in Excess of Other Assets - (4.3)%		(47,115,711)
TOTAL NET ASSETS - 100.0%		$1,105,060,326

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $37,142,040.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Blockchain Technology ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,009,293,711	$–	$–	$1,009,293,711
Exchange Traded Funds	73,751,921	–	–	73,751,921
Warrants	550,092	–	–	550,092
Investments Purchased with Proceeds from Securities Lending	38,812,197	–	–	38,812,197
Money Market Funds	29,768,116	–	–	29,768,116
Total Investments	$1,152,176,037	$–	$–	$1,152,176,037

Refer to the Schedule of Investments for further disaggregation of investment categories.